Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of right-of-use assets held under leases
	Leasehold property	Freehold property	Leasehold improvements	Fixtures and Fittings	Computer equipment	Motor vehicles	Plant and machinery	Total
	£‘000	£’000	£‘000	£‘000	£‘000	£‘000	£’000	£‘000
Cost
At December 31, 2018	—	—	—	—	—	—	—	—
Additions	5,450	—	1,191	832	235	1,791	—	9,499
At December 31, 2019	5,450	—	1,191	832	235	1,791	—	9,499
Additions	13,902	—	11,784	2,892	363	9,198	—	38,139
Acquisition of a subsidiary	30,367	14,907	2,576	1,375	252	116	1,165	50,758
Disposals	(1,387)	—	(1,849)	(1,076)	(252)	(116)	(506)	(5,186)
At December 31, 2020	48,332	14,907	13,702	4,023	598	10,989	659	93,210

Accumulated depreciation
At December 31, 2018	—	—	—	—	—	—	—	—
Depreciation charge for the year	(421)	—	(54)	(113)	(35)	(82)	—	(705)
At December 31, 2019	(421)	—	(54)	(113)	(35)	(82)	—	(705)
Depreciation charge for the year	(4,561)	—	(620)	(345)	(154)	(1,076)	(79)	(6,835)
Disposals	143	—	40	25	21	7	28	264
At December 31, 2020	(4,839)	—	(634)	(433)	(168)	(1,151)	(51)	(7,276)

Net book value
At December 31, 2020	43,493	14,907	13,068	3,590	430	9,838	608	85,934
At December 31, 2019	5,029	—	1,137	719	200	1,709	—	8,794
At December 31, 2018	—	—	—	—	—	—	—	—

Schedule of right-of-use assets held under leases
	2020	2019	2018
	£’000	£‘000	£‘000
Leasehold property	43,493	5,029	—
Motor vehicles	7,171	1,670	—
Furniture, fittings and equipment	56	70	—
	50,720	6,769	—